Note 6 - Preferred Stock - Schedule of Preferred Stock Investments (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2020	Dec. 31, 2019
Shares (in shares)		41,254
Carrying Value		$ 41,517
Preferred Stock [Member]
Investment Date		Feb. 11, 2020
Shares (in shares)		41,254
Carrying Value	[1]	$ 41,517
Interest Rate	[2]	7.00%
Maturity Date		Dec. 31, 2021

[1]	Carrying value includes an unamortized purchase premium of approximately $0.3 million.
[2]	Represents the 7% cash dividend and excludes the effect of the quarterly stock dividend.